Condensed Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash	$ 1,311	$ 2,508	$ 633
Trade accounts receivable (net of allowance for uncollectible accounts)	97,997	94,951	78,394
Other receivables	3,129	3,463	3,796
Inventories	110,569	103,728	79,972
Deferred income taxes	3,599	3,703	3,500
Prepaid expenses and other current assets	4,135	3,240	3,417
Total current assets	220,740	211,593	169,712
Property, plant, and equipment, net	221,396	214,293	174,055
Deferred financing costs, net	17,806	14,998	5,197
Intangible assets, net	90,132	92,984	65,207
Goodwill	69,649	69,642	64,438
Other assets	8,858	6,298	2,855
Total assets	628,581	609,808	481,464
Current liabilities
Revolving credit facility and current portion of long-term debt and capital leases	7,980	58,815	68,603
Accounts payable	80,673	83,607	64,929
Accrued liabilities	38,958	46,868	33,779
Income taxes payable	910	972	1,102
Total current liabilities	128,521	190,262	168,413
Long-term liabilities
Long-term debt, less current portion	580,625	320,000	220,034
Capital lease obligations, less current portion	11,288	10,501
Deferred income taxes	22,278	32,878	33,689
Other liabilities	12,577	16,172	14,829
Total long-term liabilities	626,768	379,551	268,552
Commitments and contingencies
Stockholder's (deficit) equity
Preferred stock, par value, $0.001 per share - 100,000 shares authorized, no shares issued and outstanding at September 30, 2011, December 31, 2010 and 2009, respectively
Common stock, par value, $0.001 per share - 2,900,000 shares authorized, 1 share issued and outstanding at September 30, 2011, December 31, 2010 and 2009, respectively
(Distributions in excess of) Additional paid-in capital	(76,174)	73,521	73,230
Accumulated other comprehensive loss, net	(8,047)	(7,095)	(5,074)
Accumulated deficit	(42,487)	(26,431)	(23,657)
Total stockholder's (deficit) equity	(126,708)	39,995	44,499
Total liabilities and stockholder's (deficit) equity	$ 628,581	$ 609,808	$ 481,464